Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

30.Segment information

The Company operates in one segment, based on financial information that is available and evaluated by the Company’s Board of Directors. The Company’s head office is located in Montreal, Quebec. The operation of the Company is located in one geographic area: Canada.

The following is a summary of the Company’s total revenues by geography:

	2020	2019
	$	$
Canada	5,828,186	889,284
United States	1,463,510	852,599
Europe	265,711	1,488,208
Mexico	174,818	122,890
Asia	—	1,399,824
Israel	4,007	—
Saudi Arabia	9,523,353	—
China	296,031	—
Australia	—	53,190
South America	181,184	7,983
Africa	38,229	—
	17,775,029	4,813,978

Revenue by product line and revenues recognized by revenue recognition method are presented in note 5.